Related parties - Summary of key management personnel compensation (Executive Board and Management Board Banking) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fixed Compensation
- Base salary	€ 8,860	€ 7,779
- Collective fixed allowances	2,168	1,907
- Pension costs	180	151
- Severance benefits	1,075	667
Variable compensation
- Upfront cash	664	305
- Upfront shares	956	305
- Deferred cash	997	457
- Deferred shares	1,434	457
- Other emoluments	1,233	1,112
Total compensation	17,567	13,140
Executive board of ING Groep N.V. [member]
Fixed Compensation
- Base salary	3,836	3,609
- Collective fixed allowances	954	898
- Pension costs	64	58
Variable compensation
- Upfront shares	265
- Deferred shares	398
- Other emoluments	274	298
Total compensation	5,791	4,863
Management Board Banking [member]
Fixed Compensation
- Base salary	5,024	4,170
- Collective fixed allowances	1,214	1,009
- Pension costs	116	93
- Severance benefits	1,075	667
Variable compensation
- Upfront cash	664	305
- Upfront shares	691	305
- Deferred cash	997	457
- Deferred shares	1,036	457
- Other emoluments	959	814
Total compensation	€ 11,776	€ 8,277